UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07686

Western Asset Emerging Markets Income Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: May 31

Date of reporting period: July 1, 2016–June 30, 2017

Item 1. Proxy Voting Record

Western Asset Emerging Markets Income Fund Inc. merged with and into Western Asset Emerging Markets Debt Fund Inc. on December 16, 2016.

The Registrant did not hold any voting securities and accordingly, did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Income Fund Inc.

By:	/s/ Jane Trust Jane Trust Chairman, President and Chief Executive Officer

Date:	August 11, 2017